Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations (Unaudited)
Sales	$ 405,886	$ 121,913	$ 1,210,242	$ 566,136
Cost of Sales	252,426	81,435	734,428	324,989
Gross profit	153,460	40,478	475,814	241,147
Operating expenses:
Officers compensation	103,750	185,750	497,000	341,250
Professional and consulting fees	186,789	448,519	1,260,343	558,667
Royalties	15,964	75,188	198,002	33,664
Marketing and advertising	128,645	46,467	512,707	285,593
Special promotion program with customer			0	597,138
Occupancy costs	22,251	27,623	115,759	164,301
Travel and entertainment	19,469	64,269	319,483	238,060
Investor relations	361,689	84,003
Other	227,001	91,023	903,817	281,543
Total operating expenses	1,065,558	1,022,842	3,807,111	2,500,216
Operating loss	$ (912,098)	$ (982,364)	(3,331,297)	(2,259,069)
Other expenses:
Expense from derivative liability			0	(1,106,967)
Loss on conversion of debt			0	(1,343,910)
Net loss per common share - basic and diluted:	$ (0.05)	$ (0.11)
Interest expense			0	(32,286)
Amortization of debt discounts			0	(107,846)
Total other expenses			0	(2,591,549)
Loss from continuing operations			(3,331,297)	(4,850,618)
Net loss attributable to noncontrolling interests in subsidiaries and variable interest entity	$ 74,178	$ 309,697	424,599	693,364
Loss from continuing operations attributable to Iconic Brands, Inc.			(2,906,698)	(4,157,254)
Discontinued operations :
Loss from operations of discontinued subsidiary			(487,007)	0
Loss from discontinued operations attributable to noncontrolling interest in discontinued subsidiary			238,633	0
Loss on sale of discontinued subsidiary			(798,839)	0
Loss on discontinued operations			(1,047,213)	0
Net loss attributable to Iconic Brands, Inc.	$ (837,920)	$ (672,667)	$ (2,906,698)	$ (4,157,254)
Net loss per common share - basic and diluted:
Continuing operations			$ (0.27)	$ (0.62)
Discontinued operations			(0.10)
Total			$ (0.37)	$ (0.62)
Weighted average common shares outstanding and to be issued to Escrow Agent:
Basic and diluted	15,416,710	6,159,404	10,818,233	6,669,698